Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill
	Brands and trademarks	Patents	Customer relationships	Other	Total
Cost
Balance at February 28, 2018	—	—	—	523	523
Balance at December 31, 2018	—	—	—	523	523
Additions	5,295	—	—	—	5,295
Acquisitions (note 5)	2,977	13,551	18,855	3,639	39,022
Foreign currency translation	114	—	723	139	976
Balance at December 31, 2019	8,386	13,551	19,578	4,301	45,816

Accumulated amortization
Balance at February 28, 2018	—	—	—	—	—
Impairment	—	—	—	523	523
Balance at December 31, 2018	—	—	—	523	523
Depreciation	132	—	982	192	1,306
Foreign currency translation	(1)	—	(6)	(1)	(8)
Balance at December 31, 2019	131	—	976	714	1,821

Net book value
Balance at December 31, 2018	—	—	—	—	—
Balance at December 31, 2019	8,255	13,551	18,602	3,587	43,995